Taxation - Schedule of Actual Provision for Income Taxes (Parentheticals) (Details)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Actual Provision for Income Taxes [Abstract]
Income tax expense computed at statutory EIT rate	25.00%	25.00%